NET INCOME/(LOSS) PER SHARE - Summary of computation of basic and diluted net income/(loss) per share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net income/(loss)	¥ (1,048,954)	$ (143,706)	¥ (7,298)	¥ 13,172
Net income/(loss) attributed to ordinary shareholders for computing net income/(loss) per ordinary shares -basic	¥ (1,048,954)	$ (143,706)	¥ (7,298)	¥ 13,172
Denominator:
Weighted average ordinary shares outstanding used in computing net income/(loss) per ordinary shares-basic	171,412,125	171,412,125	173,725,790	172,254,080
Net income/(loss) per ordinary share attributable to ordinary shareholders-basic | (per share)	¥ (6.12)	$ (0.84)	¥ (0.04)	¥ 0.08
Denominator:
Weighted average ordinary shares basic outstanding	171,412,125	171,412,125	173,725,790	172,254,080
Effect of potentially diluted stock options	0	0	0	2,931,766
Effect of potentially diluted RSUs	0	0	0	805,638
Weighted average ordinary shares outstanding used in computing net income/(loss) per ordinary shares-diluted	171,412,125	171,412,125	173,725,790	175,991,484
Net income/(loss) per ordinary share attributable to ordinary shareholders-diluted | (per share)	¥ (6.12)	$ (0.84)	¥ (0.04)	¥ 0.07